Derivatives and Fair Value of Financial Instruments (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011 counterparty	Dec. 31, 2010
Commodities
Amount of gain or (Loss) recognized for each type of derivative and it's location in the Consolidated Balance Sheet
Asset Derivatives	$ 5,144,000	$ 15,966,000
Liability Derivatives	5,529,000	9,170,000
Margin account	8,619,000	2,178,000
Derivative assets and liabilities, net basis	8,234,000	8,974,000
Foreign currencies
Amount of gain or (Loss) recognized for each type of derivative and it's location in the Consolidated Balance Sheet
Asset Derivatives	2,247,000	120,000
Liability Derivatives	3,380,000	11,652,000
Loss due to credit risk associated with derivative contracts	2,247,000
Number of counterparties	6
Interest rate
Amount of gain or (Loss) recognized for each type of derivative and it's location in the Consolidated Balance Sheet
Asset Derivatives		1,410,000
Liability Derivatives	$ 11,268,000	$ 1,161,000